UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-21345

                               NorCap Funds, Inc.
               (Exact name of registrant as specified in charter)

                        8010 Excelsior Drive, Suite 300
                               Madison, WI 53717
              (Address of principal executive offices) (Zip code)

                                Daniel T. Murphy
                               NorCap Fund, Inc.
                        8010 Excelsior Drive, Suite 300
                               Madison, WI 53717
                    (Name and address of agent for service)

                                 (608)831-8018
               Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period:  June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               NORCAP FUNDS, INC.

                               NORCAP GROWTH FUND

                                 ANNUAL REPORT

                                 June 30, 2004

Dear Fellow Shareholders,

The first six months of 2004 proved to be a very challenging period for equity investors as the market traded in a narrow range making it difficult to find compelling buy or sell candidates. Investors have been quick to sell when stocks move higher as they are skeptical about the market's ability to sustain any meaningful gains given the concerns about higher interest rates, energy price volatility, and continued geopolitical uncertainties. Although we remain confident that equities are very attractive at current prices we are cautious short-term as the concerns mentioned above along with numerous shortfalls in earnings guidance in the technology and healthcare sectors may fuel investors' uneasiness heading into the fall elections.

Our longer-term optimism is based on the underlying fundamentals, which all look encouraging and should result in higher prices for stocks - strong domestic and international economic growth, good year-over-year earnings growth, strong balance sheets with many companies stockpiling cash, interest rates still near 20 year lows and most importantly, valuations that look very attractive. While the third quarter could be difficult as we work through the near-term concerns, we are hopeful that investors' focus will return to the fundamentals and equities will resume an upward path as we close the year.

PERFORMANCE OVERVIEW

The NorCap Growth Fund's gain of 1.83% during the first six months of 2004 trailed the benchmark Russell 1000 Growth Index return of 2.74%. The underperformance resulted from four underperforming stocks in the technology and media area: Liberty Media, Comcast, Nextel and Univision. It was the underperformance in these areas that also resulted in the growth indices underperforming the broad market which has less exposure to technology and media and more exposure to energy which was up over 12%.

Since inception on August 29, 2003 the Fund is up 11.49% versus a 12.74% gain for the Russell 1000 Growth Index. In addition to the media companies highlighted above we were also hurt by holdings in Kohl's Corp, which declined 30% prior to being sold out of the Fund's portfolio.

   Date       NorCap Growth Fund       S&P 500       Russell 1000 Growth Index
   ----       ------------------       -------       -------------------------
 8/29/2003          $10,000            $10,000                $10,000
12/31/2003          $10,949            $11,157                $10,974
 6/30/2004          $11,148            $11,541                $11,275

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be higher or lower than quoted. Performance data to the most recent month end may be obtained by calling 1-866-5NORCAP.

                                     SIX MONTHS           SINCE INCEPTION
                                 12/31/03 - 6/30/04      8/29/03 - 6/30/04
                                 ------------------      -----------------
  NORCAP GROWTH FUND                    1.83%                  11.49%
  Russell 1000 Growth Index             2.74%                  12.74%
  S&P 500 Index                         3.44%                  15.41%

While the underperforming companies were concentrated in the technology and media sectors, the Fund's best performers came from a variety of industries. Qualcomm, a provider of semiconductors to the mobile phone industry, was up 36%. Stryker, an orthopedic device manufacturer, was up 29%. Other positive contributors included BJ Services up 27% (energy), Avaya up +22% (communications equipment), Allergan and Quest Diagnostics both up 17% (healthcare). While we were disappointed that the poor performing media companies distracted from our performance, we continue to view these holdings as very attractive and believe that they should provide strong returns to our Fund as the capital spending and advertising cycles strengthen.

MARKET ENVIRONMENT

While the Federal Reserve has now begun to raise interest rates, we are not overly concerned about the impact of a 1-2% fed funds rate increase. Even with these increases, the absolute level of rates will still be near twenty-year lows, which should allow for continued economic expansion and continued strong earnings growth.

There were plenty of signs that the economic recovery was on track during the second quarter. Positive employment reports in March, April and May eased concerns about a potential "jobless" recovery, although the recent June report was weaker than expected. Other macroeconomic data reports also indicated the economy was improving steadily.

Recent corporate earnings reports have also been very strong. Almost two thirds of the companies in the S&P 500 reported earnings that were ahead of analyst expectations, and overall year/year growth was an impressive 27% for the quarter. This is a very encouraging sign for the stock market. Company managements have done a good job improving their balance sheets, cutting costs and being prudent regarding new capital investment. This emphasis on fiscal discipline is resulting in higher margins and very compelling earnings growth. Based on recent estimates, earnings growth for the S&P 500 is projected to be 16%-18% for the full year 2004 and 10-12% in 2005.

OUTLOOK

We expect the stock market to eventually follow in the path of earnings. The lull in the market appears to be investor cautiousness resulting not only from concerns about higher interest rates, but also from higher oil prices, the upcoming election, and the ever-present risk of terrorism. As we move through the final six months, we believe investors will slowly shift their emphasis back to the fundamentals. When they do, we expect to see a strong second half gain in stock prices, consistent with corporate earnings growth.

We also expect to see the long awaited resurgence in purchases of both technology and advertising. While these two areas typically are among the last to show strength after a recession, it is unusual to see corporations being so cautious with their cash flow this far into a recovery. Corporate balance sheets have never looked better and many companies are now flush with cash. Inevitably, competitive forces will lead companies to resume spending. The Fund is well positioned to outperform as these trends gain traction. While the Fund remains well diversified, we continue to have significant weight in the healthcare sector, as return opportunities appear to be especially prevalent in this area.

PORTFOLIO CHARACTERISTICS

The Fund's characteristics reflect our commitment to disciplined growth stock investing. The portfolio has better historical sales growth rates than the market as measured by the S&P 500 (13% vs. 7%), better Return on Assets (9% vs. 7%), and better expected 3-5 Year Earnings Per Share growth (16% vs. 12%). Despite these favorable characteristics, the Price to Earnings Ratio of the Fund's portfolio is below that of the Russell 1000 Growth Index (19x vs. 21x) and almost the same as that of the S&P 500 Index (19x vs. 18x), which has much lower growth expectations.

From a sector-weighting standpoint, the Fund has overweighted positions in the healthcare, technology, and media sectors. This positioning is consistent with our belief that the biggest earnings increases will come from areas showing the strongest earnings growth due to industry trends (healthcare), or the cyclical recovery in the overall economy (technology and media). We are underweighted to the Energy, Utilities and Consumer Staples sectors.

TEN LARGEST HOLDINGS AS OF 06/30/04

     NAME                       TICKER     POSITION SIZE
     ----                       ------     -------------
     Microsoft                   MSFT           4.3%
     Pfizer                      PFE            3.9%
     Cendant                      CD            3.8%
     Cisco Systems               CSCO           3.7%
     Johnson & Johnson           JNJ            3.4%
     American Intl Group         AIG            3.3%
     Lowes                       LOW            3.3%
     Anheuser Busch              BUD            2.9%
     Hewlett Packard             HPQ            2.8%
     Comcast                    CMCSA           2.5%

We appreciate your ongoing support of the NorCap Growth Fund. If you have any questions, concerns or suggestions, please e-mail us or call our customer service line (1-866-5NORCAP).

Sincerely,

/s/ Daniel T. Murphy      /s/ Brian A. Hellmer          /s/ Stephen L. Hawk

Daniel T. Murphy, CFA     Brian A. Hellmer, CFA         Stephen L. Hawk, Ph. D.
President and Chief       Director of Research          Chairman and Chief
Investment Officer                                      Executive Officer
dan.murphy@norcap.com     brian.hellmer@norcap.com      steve.hawk@norcap.com

Short term performance, in particular, is not a good indication of the Fund's future performance and an investment should not be made based solely on returns. Mid-capitalization companies tend to have limited liquidity and greater price volatility relative to large capitalization companies. Growth stocks typically are more volatile than value stocks; however value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 is a broad based market index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index is an unmanaged index of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is widely used as a proxy for the performance of large capitalization growth stocks.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding. Return on Assets is a measure of a company's profitability. It is calculated as earnings divided by total average assets and is expressed as a percentage. Price to Earnings Ratio compares the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for more complete information regarding holdings.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by Quasar Distributors, LLC.  08/04

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 1.1%
    2,450    General Dynamics Corporation                          $   243,285
                                                                   -----------

             BIOTECHNOLOGY - 1.6%
    6,600    Amgen Inc.*<F1>                                           360,162
                                                                   -----------

             BUSINESS SERVICES - 5.1%
    4,800    Cintas Corporation                                        228,816
   10,350    First Data Corporation                                    460,782
   31,600    Xerox Corporation*<F1>                                    458,200
                                                                   -----------
                                                                     1,147,798
                                                                   -----------

             COMPUTERS - 4.3%
    9,950    Dell Inc.*<F1>                                            356,409
   29,650    Hewlett-Packard Company                                   625,615
                                                                   -----------
                                                                       982,024
                                                                   -----------

             COSMETICS & TOILETRIES - 3.7%
    5,875    Colgate-Palmolive Company                                 343,394
    9,250    The Procter & Gamble Company                              503,570
                                                                   -----------
                                                                       846,964
                                                                   -----------

             ELECTRONICS - 1.8%
   16,600    Jabil Circuit, Inc.*<F1>                                  417,988
                                                                   -----------

             FINANCIAL SERVICES - 6.1%
   10,325    Citigroup Inc.                                            480,112
    2,975    Fannie Mae                                                212,296
    2,675    Goldman Sachs Group, Inc.                                 251,878
   17,325    MBNA Corporation                                          446,812
                                                                   -----------
                                                                     1,391,098
                                                                   -----------

             FOOD & BEVERAGES - 5.7%
   11,950    Anheuser-Busch Companies, Inc.                            645,300
    6,825    PepsiCo, Inc.                                             367,731
    4,450    Wm. Wrigley Jr. Company                                   280,572
                                                                   -----------
                                                                     1,293,603
                                                                   -----------

             HEALTHCARE SERVICES & PRODUCTS - 12.4%
    5,150    Cardinal Health, Inc.                                     360,758
    6,100    Guidant Corporation                                       340,868
   13,750    Johnson & Johnson                                         765,875
    9,250    Medtronic, Inc.                                           450,660
    4,625    Quest Diagnostics Incorporated                            392,894
    9,050    Stryker Corporation                                       497,750
                                                                   -----------
                                                                     2,808,805
                                                                   -----------

             INSURANCE - 3.3%
   10,550    American International Group, Inc.                        752,004
                                                                   -----------

             MULTI-INDUSTRY - 6.3%
   35,100    Cendant Corporation*<F1>                                  859,248
   17,250    General Electric Company                                  558,900
                                                                   -----------
                                                                     1,418,148
                                                                   -----------

             MULTI-MEDIA - 6.4%
   19,900    Comcast Corporation - Class A*<F1>                        557,797
   55,150    Liberty Media Corporation - Class A*<F1>                  495,798
   12,075    Univision Communications Inc. - Class A*<F1>              385,555
                                                                   -----------
                                                                     1,439,150
                                                                   -----------

             NETWORKING PRODUCTS - 3.7%
   35,000    Cisco Systems, Inc.*<F1>                                  829,500
                                                                   -----------

             OIL & GAS - 4.9%
   10,275    BJ Services Company*<F1>                                  471,006
    4,100    ChevronTexaco Corporation                                 385,851
    6,100    Praxair, Inc.                                             243,451
                                                                   -----------
                                                                     1,100,308
                                                                   -----------

             PHARMACEUTICALS - 9.3%
    4,975    Allergan, Inc.                                            445,362
    7,425    Forest Laboratories Inc.*<F1>                             420,478
   18,125    Mylan Laboratories Inc.                                   367,031
   25,750    Pfizer Inc.                                               882,710
                                                                   -----------
                                                                     2,115,581
                                                                   -----------

             RETAIL - 6.1%
    6,300    Best Buy Co., Inc.                                        319,662
   12,650    Lowe's Companies, Inc.                                    664,758
   11,050    Walgreen Co.                                              400,120
                                                                   -----------
                                                                     1,384,540
                                                                   -----------

             SAVINGS & LOANS - 1.5%
    8,725    Washington Mutual, Inc.                                   337,134
                                                                   -----------

             SEMICONDUCTORS - 4.0%
   10,400    Analog Devices, Inc.                                      489,632
   21,325    Applied Materials, Inc.*<F1>                              418,397
                                                                   -----------
                                                                       908,029
                                                                   -----------

             SOFTWARE - 6.2%
   11,250    Intuit Inc.*<F1>                                          434,025
   33,925    Microsoft Corporation                                     968,898
                                                                   -----------
                                                                     1,402,923
                                                                   -----------

             TELECOMMUNICATIONS - 5.1%
   23,925    Avaya Inc.*<F1>                                           377,776
   19,575    Nextel Communications, Inc. - Class A*<F1>                521,869
    3,400    QUALCOMM Inc.                                             248,132
                                                                   -----------
                                                                     1,147,777
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $20,975,403)                                   22,326,821
                                                                   -----------

             EXCHANGE TRADED FUNDS - 0.7%
    1,450    SPDR Trust Series 1                                       166,068
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS
               (Cost $165,251)                                         166,068
                                                                   -----------

             WARRANTS & RIGHTS - 0.0%
    5,475    Seagate Technology, Inc. Tax Refund Right*<F1>(1)<F3>           0
                                                                   -----------
             TOTAL WARRANTS & RIGHTS
               (Cost $0)                                                     0

                                                                   -----------
PRINCIPAL
  AMOUNT
---------

             SHORT-TERM INVESTMENTS

             VARIABLE RATE DEMAND NOTES#<F2> - 2.0%
 $219,976    American Family Financial
               Services, Inc., 0.8811%                                 219,976
  235,711    Wisconsin Corporate Central
               Credit Union, 1.03%                                     235,711
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (cost $455,687)                                         455,687
                                                                   -----------
             TOTAL INVESTMENTS - 101.3%
               (cost $21,596,341)                                   22,948,576
                                                                   -----------
             Liabilities, less Other Assets  - (1.3)%                 (300,539)
                                                                   -----------
             NET ASSETS - 100.0%                                   $22,648,037
                                                                   -----------
                                                                   -----------

*<F1>     Non-income producing.
#<F2> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.
(1)<F3>   Illiquid security.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
   Investments at value (cost $21,596,341)                         $22,948,576
   Cash                                                                 34,389
   Interest and dividend receivable                                     11,184
   Receivable for investments sold                                     243,609
   Receivable for capital shares sold                                    3,556
   Receivable from adviser                                               1,307
   Other assets                                                         14,395
                                                                   -----------
       Total Assets                                                 23,257,016
                                                                   -----------

LIABILITIES:
   Payable for investments purchased                                   562,652
   Accrued expenses and other liabilities                               46,327
                                                                   -----------
       Total Liabilities                                               608,979
                                                                   -----------
NET ASSETS                                                         $22,648,037
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Shares of beneficial interest                                   $20,683,218
   Undistributed net investment income                                   7,386
   Undistributed net realized gain                                     605,198
   Net unrealized appreciation on investments                        1,352,235
                                                                   -----------
       Net Assets                                                  $22,648,037
                                                                   -----------
                                                                   -----------
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                             2,032,314
   Net asset value, redemption price
     and offering price per share                                  $     11.14
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 29, 2003(1)<F4> THROUGH JUNE 30, 2004

INVESTMENT INCOME:
   Dividends                                                        $  143,717
   Interest                                                              2,098
                                                                    ----------
                                                                       145,815
                                                                    ----------

EXPENSES:
   Investment advisory fees                                            131,663
   Fund administration and accounting fees                              59,562
   Federal and state registration fees                                  15,999
   Shareholder servicing fees                                           36,076
   Professional fees                                                    73,834
   Custody fees                                                         10,535
   Reports to shareholders                                               4,900
   Directors' fees and expenses                                          4,441
   Other expenses                                                       10,583
                                                                    ----------
       Total expenses before waiver and reimbursement                  347,593
       Waiver and reimbursement of expenses by Adviser                (215,930)
                                                                    ----------
       Net expenses                                                    131,663
                                                                    ----------
       NET INVESTMENT INCOME                                            14,152
                                                                    ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
   Net realized gain on investments                                    615,339
   Change in net unrealized
     appreciation/depreciation on investments                        1,352,235
                                                                    ----------
   Net Realized and Unrealized Gain on Investments                   1,967,574
                                                                    ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,981,726
                                                                    ----------
                                                                    ----------

(1)<F4>  Commencement of operations.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                PERIOD
                                                        AUGUST 29, 2003(1)<F5>
                                                                THROUGH
                                                             JUNE 30, 2004
                                                        ----------------------
OPERATIONS:
   Net investment income                                      $    14,152
   Net realized gain on investments                               615,339
   Change in net unrealized
     appreciation/depreciation on investments                   1,352,235
                                                              -----------
       Net increase in net assets
         resulting from operations                              1,981,726
                                                              -----------

DISTRIBUTIONS:
   Distributions from net investment income                        (6,766)
   Distributions from net realized gain on investments            (10,141)
                                                              -----------
                                                                  (16,907)
                                                              -----------

CAPITAL SHARE TRANSACTIONS:
   Net increase in net assets resulting
     from capital share transactions (Note 4)                  20,583,218
                                                              -----------
       Total Increase in Net Assets                            22,548,037
                                                              -----------

NET ASSETS:
   Beginning of period                                            100,000
                                                              -----------
   End of period (includes undistributed net
     investment income of $7,386)                             $22,648,037
                                                              -----------
                                                              -----------

(1)<F5>  Commencement of operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                 PERIOD
                                                         AUGUST 29, 2003(1)<F6>
                                                                 THROUGH
                                                              JUNE 30, 2004
                                                         ----------------------
PER SHARE DATA:
Net Asset Value, Beginning of Period                             $10.00
                                                                 ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.01
Net realized and unrealized gain on investments                    1.14
                                                                 ------
Total Income from Investment Operations                            1.15
                                                                 ------

LESS DISTRIBUTIONS:
Dividends from net investment income                              (0.00)
Distributions from net capital gains                              (0.01)
                                                                 ------
Total dividends and distributions                                 (0.01)
                                                                 ------
Net Asset Value, End of Period                                   $11.14
                                                                 ------
                                                                 ------

Total Return(2)<F7>                                              11.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                   $22,648,037
Ratio of expenses to average net assets before
  waivers and reimbursements by Adviser(3)<F8>                    2.12%
Ratio of expenses to average net assets after
  waivers and reimbursements by Adviser(3)<F8>                    0.80%
Ratio of net investment loss to average net
  assets before reimbursement by Adviser(3)<F8>                 (1.23)%
Ratio of net investment income to average net
  assets after reimbursement by Adviser(3)<F8>                    0.09%

Portfolio turnover rate(2)<F7>                                   80.79%

(1)<F6>   Commencement of operations.
(2)<F7>   Not Annualized.
(3)<F8>   Annualized.

                       See notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004

NOTE 1 - DESCRIPTION OF THE FUND

The NorCap Funds, Inc. (the "Company"), was organized as a Wisconsin corporation on May 12, 2003, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is authorized to issue an indefinite number of $0.01 par value shares of common stock in series and classes. The Company currently offers one series of shares: the NorCap Growth Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on July 15, 2003 to its initial investor. The Fund commenced operations on August 29, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation - Investment securities are stated at value. Securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Directors believe in good faith accurately reflect their fair value.

   (b) Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders - The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

        Tax components of the dividends paid during the period from August 29, 2003 through June 30, 2004 are as follows:

                 ORDINARY INCOME           LONG-TERM CAPITAL GAINS
                 ---------------           -----------------------
                     $16,907                       $     --

   (e) Federal Income Taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

At June 30, 2004, there were unlimited shares authorized with a par value of $0.01. Transactions in shares of the Fund were as follows:

                                        FOR THE PERIOD AUGUST 29, 2003
                                            THROUGH JUNE 30, 2004
                                        ------------------------------

                                           SHARES             AMOUNT
                                           ------             ------
   Sales                                 2,164,799         $22,145,684
   Reinvestments                             1,498              16,370
   Redemptions                            (143,983)         (1,578,836)
                                         ---------         -----------
   Net Increase                          2,022,314         $20,583,218
                                         ---------         -----------
                                         ---------         -----------
   Shares Outstanding:
       Beginning of period                  10,000
                                         ---------
       End of period                     2,032,314
                                         ---------
                                         ---------

NOTE 4 - INVESTMENT TRANSACTIONS

During the period August 29, 2003 through June 30, 2004, purchases and sales of investment securities (excluding short-term investments) for the Fund were $34,167,757 and $13,635,893, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy from its inception through June 30, 2004.

As of June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Cost of investments                                     $21,601,104
                                                           -----------
                                                           -----------
   Gross unrealized appreciation                             1,857,855
   Gross unrealized depreciation                              (510,383)
                                                           -----------
   Net unrealized appreciation                             $ 1,347,472
                                                           -----------
                                                           -----------
   Undistributed ordinary income                           $   617,347
   Undistributed long-term capital gain                             --
                                                           -----------
   Total distributable earnings                            $   617,347
                                                           -----------
                                                           -----------
   Other accumulated gains                                 $        --
                                                           -----------
   Total accumulated earnings                              $ 1,964,819
                                                           -----------
                                                           -----------

NOTE 5 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Company has an Investment Advisory Agreement (the "Agreement") with Northern Capital Management, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Company, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 0.80% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive all or part of its advisor fee and/or absorb the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 0.80% of its average daily net assets. This agreement will expire on June 30, 2007.

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Fund will seek no such payment or reimbursement, however, if the total Fund operating expenses exceed 0.80%.

The Fund incurred $34,350 in connection with its organization and initial public offering of shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Fund for these expenses subject to potential recovery. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

            July 31, 2007               $250,280

Under the current fee structure where the operating expenses are capped at 0.80%, the Adviser will not be able to recover these expenses.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
NorCap Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the NorCap Funds, Inc., comprising the NorCap Growth Fund (the "Fund") as of June 30, 2004, and the related statement of operations, statement of changes in net assets and financial highlights for the period August 29, 2003 to June 30, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NorCap Funds, Inc. as of June 30, 2004, and the results of its operations, changes in net assets and financial highlights for the period August 29, 2003 to June 30, 2004, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Chicago, Illinois
July 30, 2004

DIRECTORS AND OFFICERS

Under the laws of the State of Wisconsin, the Board of Directors of the Company is responsible for managing the Company's business and affairs.

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below. Daniel T. Murphy and Paul A. Perry (indicated with an asterisk*) are deemed to be "interested persons" of the Fund, as defined in the 1940 Act, because they serve as directors and officers of Northern Capital Management, LLC, the Fund's investment adviser (the "Adviser" or "Northern").

                                                                                               NUMBER OF
                                                     PRINCIPAL                                 FUNDS           OTHER
NAME,                 POSITION(S)     TERM           OCCUPATION(S)                             IN COMPLEX      DIRECTORSHIPS
ADDRESS,              HELD WITH       OF             DURING PAST                               OVERSEEN        HELD
AND AGE               FUND            OFFICE         FIVE YEARS                                BY DIRECTOR     BY DIRECTOR
-------               -----------     ------         -------------                             -----------     -------------
                                                       INDEPENDENT DIRECTORS

John R. Walsh         Director        Indefinite     Mr. Walsh is Vice President,                   1          None
4781 Hayes Road       since June                     Brokerage and Commercial
P.O. Box 1587         2003                           Development of Munz
Madison,                                             Corporation, a commercial
Wisconsin                                            real estate brokerage,
53701                                                development and
Age:  47                                             management company. He
                                                     has held this position since
                                                     1994.

Christopher           Director        Indefinite     Mr. Miller has been an                         1          None
Miller                since May                      owner of Great Lakes Sales
N56W24879             2004                           & Engineering, Inc., a
North Corporate                                      manufacturers' representative
Circle, Suite 100                                    agency, for the past 15 years.
Sussex,
Wisconsin
53089
Age: 39

Kirsten E. Spira      Director        Indefinite     Since August 1998, Ms.                         1          None
3211 Topping Rd.      since June                     Spira has been an attorney
Madison,              2003                           at Boardman Law Firm
Wisconsin                                            practicing in the areas of
53704                                                banking and securities.
Age:  35

                                                 INTERESTED  DIRECTORS AND OFFICERS

Daniel T.             Director,       Indefinite     Mr. Murphy received his                        1          None
Murphy*               Chairman,                      MBA in 1988 and his BBA
8010 Excelsior        and President                  in 1986 from the University
Drive, Suite 300      since June                     of Wisconsin-Madison. Mr.
Madison,              2003                           Murphy is the President,
Wisconsin                                            Chief Investment Officer,
53717                                                Portfolio Manager and a
Age:  40                                             Director of Northern. He
                                                     has served Northern in
                                                     various capacities since
                                                     March 1995.  Prior to that,
                                                     he was a Senior Investment
                                                     Analyst at Brinson Partners,
                                                     Inc., a private equity and
                                                     venture capital firm, starting
                                                     in December 1989.  Mr.
                                                     Murphy is a Chartered
                                                     Financial Analyst.

Paul A. Perry*        Director        Indefinite     Mr. Perry received his                         1          None
8010 Excelsior        and Vice                       MA and JD from the
Drive, Suite 300      President                      University of Nebraska
Madison,              since June                     in 1983 and his BBA from
Wisconsin             2003                           the University of Wisconsin-
53717                                                Eau Claire in 1979. Mr.
Age:  47                                             Perry is Director of Account
                                                     Management and a Director
                                                     of Northern. He has served
                                                     Northern in various capacities
                                                     since April 1994. Prior to
                                                     that, he was Vice President
                                                     of Trust for Associated Bank
                                                     and prior to that, he was an
                                                     Economist at First Interstate
                                                     Bank of Arizona.

Brian A. Hellmer      Secretary       Indefinite     Mr. Hellmer received his MS
8010 Excelsior        since June                     in 1989 and his BBA in 1987 from
Drive, Suite 300      2003                           the University of Wisconsin-
Madison,                                             Madison. Mr. Hellmer is the
Wisconsin                                            Director of Research and a
53717                                                Portfolio Manager at Northern.
Age:  39                                             He has served Northern in various
                                                     capacities since April 1996. Prior
                                                     to that, he was a Senior Investment
                                                     Analyst at Fleet Investment Advisors
                                                     as well as a member of their
                                                     Investment Policy Committee.
                                                     Mr. Hellmer is a Chartered
                                                     Financial Analyst.

Sarah M. Lucas        Treasurer       Indefinite     Ms. Lucas received her BBA in
8010 Excelsior        since June                     Accounting from the College of
Drive, Suite 300      2003                           William and Mary in 1996. Ms.
Madison,                                             Lucas is the Compliance and
Wisconsin                                            Financial Officer of Northern
53717                                                and has served in that role since
Age:  30                                             November 2002. Prior to joining
                                                     Northern, she was a Portfolio
                                                     Analyst at PPM America, Inc.,
                                                     an asset management firm. Prior
                                                     to PPM, she was a Senior Analyst
                                                     at First Security Investor Reporting,
                                                     which provides mortgage analysis
                                                     and systems services for financial
                                                     institutions, investment banks,
                                                     investors, rating agencies and
                                                     government organizations. Prior
                                                     to that, Ms. Lucas was a Senior
                                                     Consultant with KPMG LLP.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser and/or Fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the Adviser's or Fund managers forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or Fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL TAX INFORMATION (UNAUDITED)

The Fund designates 22% of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 22% of ordinary distributions paid qualifies for the dividend received deduction.

PROXY VOTING

A description of theCompany's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-866-5NORCAP, on the Fund's website at www.norcap.com/norcapmf.htm and on the SEC's website at www.sec.gov.

DIRECTORS

Daniel T. Murphy
Paul A. Perry
John R. Walsh
Christopher Miller
Kirsten E. Spira

OFFICERS

Daniel T. Murphy,
  Chairman and President
Paul A. Perry, Vice President
Brian A. Hellmer, Secretary
Sarah M. Lucas, Treasurer

INVESTMENT ADVISER

NORTHERN CAPITAL
  MANAGEMENT, LLC
8010 Excelsior Drive, Suite 300
Madison, Wisconsin  53717

CUSTODIAN

U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio  45202

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TRANSFER AGENT

U.S. BANCORP FUND SERVICES, LLC
For overnight deliveries, use:
NorCap Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin  53202

For regular mail deliveries, use:
NorCap Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

AUDITORS

ERNST & YOUNG, LLP
233 South Wacker Drive
Chicago, Illinois  60606

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. No "Other services" were provided by the principal accountant. The following table details the aggregate fees billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                             FYE 06/30/2004
                                             --------------

               Audit Fees                    $14,000
               Audit-Related Fees            $0
               Tax Fees                      $2,000
               All Other Fees                $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the services provided by the principal accountant in the last fiscal year were pre-approved by the audit committee. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, --not including any sub-adviser) for the last year.

          Non-Audit Related Fees                  FYE 06/30/2004
          ----------------------                  --------------
          Registrant                              $0
          Registrant's Investment Adviser         $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

No changes to report.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) As of a date within 90 days prior to the filing of this report, the registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)(1)  Code of ethics.  Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  NorCap Funds, Inc.
                   --------------------------------------

     By (Signature and Title) /s/ Daniel T. Murphy
                              ---------------------------
                              Daniel T. Murphy, President

     Date     9-3-04
           ----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Daniel T. Murphy
                              ---------------------------
                              Daniel T. Murphy, President

     Date     9-3-04
          -----------------------------------------------

     By (Signature and Title) /s/ Sarah M. Lucas
                              ---------------------------
                              Sarah M. Lucas, Treasurer

     Date     9-3-04
          -----------------------------------------------